Document And Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity Registrant Name	MBIA Inc.
Entity Central Index Key	0000814585
Entity Emerging Growth Company	false
Entity File Number	001-09583
Entity Incorporation, State or Country Code	CT
Entity Tax Identification Number	06-1185706
Entity Address, Address Line One	1 Manhattanville Road
Entity Address, Address Line Two	Suite 202
Entity Address, City or Town	Purchase
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10577
City Area Code	914
Local Phone Number	273-4545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MBI
Security Exchange Name	NYSE